Summary of Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net (Loss) Income Per Share (Detail) (USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share [Line Items]
Basic common shares outstanding	439.2	436.2	435.6
Dilutive effect of stock awards	1.4	1.7
Diluted common shares outstanding	440.6	437.9	435.6
Net income (loss) per share - basic	$ 0.10	$ 1.39	$ (0.80)
Net income (loss) per share - diluted	$ 0.10	$ 1.38	$ (0.80)